CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2017
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CORPORATE INFORMATION

1 CORPORATE INFORMATION

Ablynx NV (the “Company”) is a public limited liability company organized and existing under the laws of Belgium with registered offices at Technologiepark 21, 9052 Ghent/Zwijnaarde, Belgium (company number 0475.295.446 (RPR Ghent)).

Since October 2017, the Company has one fully owned subsidiary, Ablynx, Inc. As such, these financial statements are the consolidated financial statements of the Company. In the notes to the consolidated financial statements, references to “the Group” include the Company together with its subsidiary.

Ablynx is a biopharmaceutical company engaged in the development of Nanobodies®, proprietary therapeutic proteins based on single-domain antibody fragments, which combine the advantages of conventional antibody drugs with some of the features of small-molecule drugs. Ablynx is dedicated to creating new medicines which will make a real difference to society. Today, the Company has more than 45 proprietary and partnered programmes in development in various therapeutic areas including inflammation, haematology, immuno-oncology, oncology and respiratory disease. The Company has collaborations with multiple pharmaceutical companies including AbbVie; Boehringer Ingelheim; Eddingpharm; Merck & Co., Inc., Kenilworth, New Jersey, USA; Merck KGaA; Novo Nordisk; Sanofi and Taisho Pharmaceuticals.

The Company has been listed on Euronext Brussels since 2007.

The Company has been listed on Nasdaq since 2017.